                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of  Operations / CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


    /s/ Chris Crawford             New York, NY                1/20/2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
--------------------     ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 14,380,015

Form 13F Information Table Value Total: 256,795
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number     Name

            28-
----------  --------------------     ---------------------------------------

[Repeat as necessary.]

                                                                              SH/ PUT/ Investment   Other   Voting Voting  Voting
SECURITY                         Title of Class  CUSIP      Value    Shares   PRN CALL Discretion Managers   Sole  Shared   None
-------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ --------
ABBOTT LABS USD COM              COM             002824100    3146      65950 SH       Sole                      0      0    65950
AIRTRAN HOLDINGS INC             COM             00949P108     457     100522 SH       Sole                 100522      0        0
ALASKA AIRLINES STK              COM             011659109     329      18743 SH       Sole                  18743      0        0
ALLEGIANT TRAVEL CO              COM             01748X102     588      12945 SH       Sole                  12945      0        0
AMR CORP USD COM                 COM             001765106     335     105000 SH       Sole                      0      0   105000
BAKER HUGHES INC USD COM         COM             057224107     714      25000 SH       Sole                      0      0    25000
BANK OF AMERICA CORP             COM             060505104     939     137648 SH       Sole                 137648      0        0
BANK OF NEW YORK MELLON CORP     COM             064058100    2880     101885 SH       Sole                      0      0   101885
BROADCOM CORP USD COM            CL A            111320107    2120     106100 SH       Sole                      0      0   106100
CANADIAN SOLAR INC               COM             136635109     678     113300 SH       Sole                 113300      0        0
CATERPILLAR INC USD COM          COM             149123101    2294      82000 SH       Sole                      0      0    82000
CEMEX SA ADR                     SPON ADR NEW    151290889    3350     536000 SH       Sole                 536000      0        0
CENTEX STK                       COM             152312104    1261     168187 SH       Sole                 168187      0        0
CHAMPION ENTR STK                COM             158496109      50     104598 SH       Sole                 104598      0        0
CISCO SYSTEMS INC USD COM        COM             17275R102    4905     292500 SH       Sole                      0      0   292500
CITIGROUP INC                    COM             172967101    1424     563056 SH       Sole                 472056      0    91000
CONTINENTAL AIRLINES INC CL-B
 USD COM                         CL B            210795308    1009     114700 SH       Sole                      0      0   114700
D.R. HORTON INC                  COM             23331A109    3869     398867 SH       Sole                 398867      0        0
DEERE & CO COM                   COM             244199105    3057      93000 SH       Sole                      0      0    93000
DELL INC USD COM                 COM             24702R101     606      64000 SH       Sole                      0      0    64000
DESARROLLADORA HOMEX-ADR         SPONSORED ADR   25030W100     715      54000 SH       Sole                  54000      0        0
DISCOVER FINANCIAL               COM             254709108     630      99878 SH       Sole                      0      0    99878
DU PONT DE NEMOURS & CO  E.I.
 USD.30                          COM             263534109    1625      72750 SH       Sole                      0      0    72750
EMC CORP USD COM                 COM             268648102    3021     265000 SH       Sole                      0      0   265000
ESTEE LAUDER CO INC USD CL-A COM CL A            518439104     664      26924 SH       Sole                      0      0    26924
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857     762      20000 SH       Sole                      0      0    20000
GENERAL ELECTRIC CO USD COM      COM             369604103    2477     245100 SH       Sole                      0      0   245100
GENZYME CORP COMMON              COM             372917104     574       9670 SH       Sole                      0      0     9670
GOLDMAN SACHS GROUP INC          COM             38141G104    5734      54083 SH       Sole                  54083      0        0
GOOGLE INC CL A                  CL A            38259P508    3706      10650 SH       Sole                      0      0    10650
HAWAIIAN HOLDINGS INC            COM             419879101     306      82090 SH       Sole                  82090      0        0
HOVNANIAN ENTERPRISES - A        CL A            442487203     130      83585 SH       Sole                  83585      0        0
INGERSOLL-RAND CO -A             CL A            G4776G101     540      39100 SH       Sole                  39100      0        0
INTEL CORP USD COM               COM             458140100    3326     221000 SH       Sole                      0      0   221000
INTERNATIONAL BUSINESS MACHINES
 CORP USD COM                    COM             459200101    1937      20000 SH       Sole                      0      0    20000
IPATH MSCI INDIA INDEX ETN       IPMS INDIA ETN  06739F291    3823     126000 SH       Sole                 126000      0        0
ISHARES EMERGING MKT             MSCI EMERG MKT  464287234    7260     292605 SH       Sole                 292605      0        0
ISHARES FTSE/XINHUA CHINA 25     FTSE XNHUA IDX  464287184    7986     280000 SH       Sole                 280000      0        0
ISHARES MSCI JAPAN INDEX         MSCI JAPAN      464286848   10046    1270000 SH       Sole                1270000      0        0
ISHARES MSCI MEXICO              MSCI MEX INVEST 464286822   11967     441580 SH       Sole                 441580      0        0
ISHARES MSCI SOUTH KOREA INDEX   MSCI S KOREA    464286772    2408      84585 SH       Sole                  84585      0        0
ISHARES MSCI TURKEY INDEX FD     MSCI TURKEY FD  464286715     241      10000 SH       Sole                  10000      0        0
JA SOLAR HOLDINGS CO LTD-ADS     SPON ADR        466090107     662     196400 SH       Sole                 196400      0        0
JETBLUE AIRWAYS CORP             COM             477143101     487     133554 SH       Sole                 133554      0        0
JOHNSON & JOHNSON USD COM        COM             478160104    5432     103260 SH       Sole                      0      0   103260
JP MORGAN CHASE & CO             COM             46625H100    2049      77023 SH       Sole                  35048      0    41975
JUNIPER NETWORKS INC USD COM     COM             48203R104     524      34800 SH       Sole                      0      0    34800
KB HOME                          COM             48666K109    1462     110928 SH       Sole                 110928      0        0
LDK SOLAR CO LTD - ADR           SPONSORED ADR   50183L107     597      94100 SH       Sole                  94100      0        0
LENNAR CORP                      CL A            526057104    1110     147800 SH       Sole                 147800      0        0
M I HOMES INC                    COM             55305B101     134      19118 SH       Sole                  19118      0        0
MARKET VECTORS RUSSIA ETF        RUSSIA ETF      57060U506    5504     391700 SH       Sole                 391700      0        0
MDC HOLDINGS STK                 COM             552676108    1730      55552 SH       Sole                  55552      0        0
MERCK & CO INC USD COM           COM             589331107    3822     142800 SH       Sole                      0      0   142800
MERITAGE CORPORATION             COM             59001A102     478      41896 SH       Sole                  41896      0        0
MERRILL LYNCH BIOTECH HOLDERS TR
 DEPOSITARY RECEIPTS REPR 20     DEPOSTRY RCPTS  09067D201    1750      10000 SH       Sole                      0      0    10000
MICROSOFT CORP USD COM           COM             594918104    3893     211900 SH       Sole                      0      0   211900
MOBILE TELESYSTEMS- SP ADR       SPONSORED ADR   607409109    3609     120600 SH       Sole                 120600      0        0
MORGAN STANLEY                   COM NEW         617446448    6943     304926 SH       Sole                 126137      0   178789
MORGAN STANLEY CHINA A SHARE     COM             617468103    3010     101600 SH       Sole                 101600      0        0
NVR INC                          COM             62944T105    3183       7441 SH       Sole                   7441      0        0
OIL SERVICE HOLDRS TRUST         DEPOSTRY RCPT   678002106   18135     245000 SH       Sole                 245000      0        0
PARKER-HANNIFIN CORP USD COM     COM             701094104    1969      57960 SH       Sole                      0      0    57960
PEPSICO INC USD COM              COM             713448108     927      18000 SH       Sole                      0      0    18000
PFIZER INC USD COM               COM             717081103    3371     247600 SH       Sole                      0      0   247600
PLUM CREEK TIMBER CO INC USD COM COM             729251108    2617      90000 SH       Sole                      0      0    90000
POWERSHARES QQQ NASDAQ 100
 (NASDAQ)                        UNIT SER 1      73935A104   47602    1570000 SH       Sole                1570000      0        0
POWERSHARES WINDERHILL CLEAN ENE WNDRHLL CLN EN  73935X500    1681     221200 SH       Sole                      0      0   221200
PROCTER & GAMBLE CO USD COM      COM             742718109     655      13890 SH       Sole                      0      0    13890
PULTE HOMES INC                  COM             745867101    3462     316725 SH       Sole                 316725      0        0
REPUBLIC AIRWAYS HOLDINGS IN     COM             760276105     287      44355 SH       Sole                  44355      0        0
RYLAND GROUP STK                 COM             783764103     965      57906 SH       Sole                  57906      0        0
SCHLUMBERGER LTD CURACAO USD COM COM             806857108    3676      90500 SH       Sole                      0      0    90500
SKYLINE STK                      COM             830830105     193      10155 SH       Sole                  10155      0        0
SKYWEST                          COM             830879102     500      40219 SH       Sole                  40219      0        0
SOLARFUN POWER HOLD-SPON ADR     SPONSORED ADR   83415U108     611     145800 SH       Sole                 145800      0        0
SOUTHWEST AIRLS STK              COM             844741108    1407     222305 SH       Sole                 222305      0        0
STANDARD PACIFIC STK             COM             85375C101     116     131853 SH       Sole                 131853      0        0
SUNTECH POWER HOLDINGS-ADR       ADR             86800C104     746      63800 SH       Sole                  63800      0        0
THOMAS & BETTS CORP USD COM      COM             884315102     517      20665 SH       Sole                      0      0    20665
TOLL BROTHERS STK                COM             889478103    3524     194034 SH       Sole                 194034      0        0
TRINA SOLAR LTD-SPON ADR         SPON ADR        89628E104     610      58500 SH       Sole                  58500      0        0
UNION PACIFIC CORP USD COM       COM             907818108     329       8000 SH       Sole                      0      0     8000
UNITED PARCEL SERVICE OF AMERICA
 INC CL-B USD COM                CL B            911312106     394       8000 SH       Sole                      0      0     8000
UNITED TECHNOLOGIES CORP USD COM COM             913017109    2579      60000 SH       Sole                      0      0    60000
US AIRWAYS GROUP INC             COM             90341W108     271     106944 SH       Sole                 106944      0        0
VIMPEL COMMUNICATIONS ADR        SPONSORED ADR   68370R109    3312     506500 SH       Sole                 506500      0        0
WAL MART STORES INC USD COM      COM             931142103    1042      20000 SH       Sole                      0      0    20000
WEATHERFORD INTERNATIONAL LTD    REG             H27013103    3288     297000 SH       Sole                      0      0   297000
WELLS FARGO & COMPANY            COM             949746101     823      57827 SH       Sole                  57827      0        0
WHITNEY HOLDING CORP USD COM     COM             966612103     192      16778 SH       Sole                      0      0    16778
YINGLI GREEN ENERGY HOLD-ADR     ADR             98584B103     726     120500 SH       Sole                 120500      0        0
                                                           ------- ----------
                                                           256,795 14,380,015
                                                           ------- ----------